Convertible promissory notes - Additional Information (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Sep. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Debt Instrument, Unamortized Discount				$ 0	$ 374,406	$ 0
Fair value of warrants associated with convertible notes payable	$ 4,097,193	$ 4,097,193		$ 6,520,056
Note Warrant [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount			$ 4,000,000
Conversion price			$ 3.8
Percentage of aggregate principal amount			50.00%
2024 Warrant [Member]
Line of Credit Facility [Line Items]
Warrants expire period			3 years
Warrants exercise price			$ 5.7
Fair value of warrants associated with convertible notes payable			$ 6,520,056
Convertable Promissory Note [Member]
Line of Credit Facility [Line Items]
Aggregate amount			$ 31,253,000
Interest rate			20.00%
Maturity, description				second anniversary of the issuance date
Debt Instrument, Unamortized Discount			$ 2,539,227